Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Under the Sarbanes-Oxley Act of 2002, incentive compensation received by our Chief Executive Officer and Chief Financial Officer may be subject to clawback in the event of a restatement of our financial statements. On July 31, 2023, the Board approved a written executive compensation clawback policy. The Board has adopted a compensation recovery policy, also known as a “clawback,” pursuant to which the Company may seek to recover from any current or former executive officer all cash and equity incentive-based compensation in the event of an accounting restatement resulting from the Company’s material non-compliance with financial reporting requirements under applicable securities laws. The amount of incentive-based compensation subject to recovery would be the amount in excess of what the executive officer received over the amount the executive would have earned in accordance with the restatement as determined by the Compensation Committee. The compensation recovery policy also contains provisions related to the forfeiture of stock options, restricted shares, RSUs and PSUs. Under these forfeiture provisions, the company may cancel such long-term incentive awards, in whole or in part, whether or not vested, for no consideration, for executives who engage in serious breaches of conduct, including violations of employment agreements, confidential or other proprietary matters, or otherwise act in competition with the Business of the company. We believe these provisions serve to ensure that executives act in the best interest of the Company and its shareholders.

In addition, each award granted pursuant to the 2021 Incentive Plan (including awards granted to our NEOs) is conditioned on repayment or forfeiture in accordance with applicable laws, our Company policies and any relevant provisions in the related award agreements. Further, under the terms of our NEOs employment agreements, any equity awards granted, any proceeds of any equity awards that previously have been sold, transferred or otherwise disposed of, and any annual incentive award will be subject to clawback by us, now or in the future, under the Dodd-Frank Act and the Sarbanes-Oxley Act, each as amended, and their rules, regulations and binding, published guidance.